Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in
2025, 2024 and 2023:
Adoption of New Accounting Standards in 2025
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances annual income tax disclosures to address investor requests for more information about the tax risks and opportunities present in an entity's worldwide operations. The two primary enhancements disaggregate existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. This ASU is effective for annual periods beginning after December 15,
2024, and early adoption is permitted. We have adopted the new disclosures prospectively beginning with this annual reporting for the year ended December 31, 2025 as disclosed in Note 17 "Income Taxes."
Adoption of New Accounting Standards in 2024
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures was issued in response to stakeholder requests for more decision-useful information about reportable segments. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures. This ASU does not change how a public entity identifies its operating segments, aggregates those operating segments or applies the quantitative thresholds to determine reportable segments. This ASU is effective for fiscal years beginning after December 15, 2023, and we have adopted the new disclosures retrospectively to all prior periods presented in the consolidated financial statements effective
December 31, 2024 as disclosed in Note 21 "Segment Information."
Adoption of New Accounting Standards in 2023
There was no adoption of new accounting standards in 2023.
New Accounting Standards Not Yet Adopted
As of December 31, 2025, the following recently issued but not yet adopted accounting pronouncements are expected to impact our consolidated financial statements:
ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40) requires additional disaggregated expense disclosures in the notes to the financial statements for interim and annual periods. In January 2025, ASU 2025-01 clarified the effective dates: annual reporting periods beginning after
December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027.
Early adoption is permitted, and the amendments may be applied prospectively or retrospectively. We are currently evaluating the impact and expect to adopt in our annual reporting for the year ended December 31, 2027.
ASU 2024-04, Debt—Debt With Conversion and Other Options, Induced Conversions of Convertible Debt Instruments,
clarifies the accounting requirements for settlements of debt instruments accounted for as induced conversions, including certain convertible debt instruments with cash conversion features and instruments that are not currently convertible. The
ASU is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. We do not expect a material impact.
ASU 2025-03, Business Combinations (ASC 805), Determining the Accounting Acquirer in the Acquisition of a Variable
Interest Entity, revises the guidance on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE), with the objective of improving comparability with acquisitions that do not involve VIEs. This ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. We do not expect a material impact and will apply the guidance prospectively to business combinations occurring after the adoption date.
ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable
and Contract Assets allows entities to use a practical expedient for measuring credit losses on accounts receivable and contract assets, assuming current conditions persist for their remaining life. The ASU is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. We do not expect a material impact.
ASU 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the
Accounting for Internal-Use Software amends the guidance for accounting for internal-use software costs. The update clarifies and simplifies the capitalization requirements for costs incurred in the development of internal-use software, including both software developed or obtained for internal use and certain cloud computing arrangements. The amendments provide more specific criteria for when costs should be capitalized versus expensed, and require enhanced disclosures regarding the nature and amounts of capitalized internal-use software costs. This ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted.
We are currently evaluating the impact of this ASU on our consolidated financial statements and intend to adopt at the effective date.
ASU 2025-09, Derivatives and Hedging, Hedge Accounting Improvement aligns the hedge accounting with the economics of risk management activities. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of ASU 2025-09 and anticipate adopting prospectively at the effective date with our interim reporting in 2027.
ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,
establishes authoritative guidance for the recognition, measurement, presentation, and related disclosures of government grants received by business entities. The guidance is effective for public business entities for annual reporting periods beginning after December 15, 2028 (and interim periods within those annual periods); early adoption is permitted. The amendments may be applied using a modified prospective, modified retrospective, or retrospective transition approach.
We are currently evaluating the impact and expect to adopt the ASU in our annual reporting for the year ended December
31, 2029.
ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, clarifies when Topic 270 applies, improves the navigability of interim disclosure requirements (including a comprehensive list of interim disclosures required by GAAP), and adds a principle to disclose events since the last annual reporting period that have a material impact. The amendments are effective for public business entities for interim reporting periods within annual reporting periods beginning after
December 15, 2027 (early adoption permitted) and may be applied prospectively or retrospectively. We expect to adopt prospectively beginning with our interim reporting in 2028.